FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements
Financial assets and liabilities measured at fair value on a recurring basis are as follows. There are currently no items categorized as Level 2 or 3 within the fair value hierarchy.

	Fair Value Measurements at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2025
Assets:
Applied Industrial Technologies, Inc. Stock Fund
Common Stock	$160,889,571	$—	$—	$160,889,571
Mutual Funds	703,815,938	—	—	703,815,938
Total	$864,705,509	$—	$—	$864,705,509

Investments measured at NAV(a):
Common/collective trust funds: Stable value	62,172,358	—	—	62,172,358

Total investments at fair value	$926,877,867	$—	$—	$926,877,867

	Fair Value Measurements at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2024
Assets:
Applied Industrial Technologies, Inc. Stock Fund
Common Stock	$178,077,834	$—	$—	$178,077,834
Mutual Funds	606,142,059	—	—	606,142,059
Total	$784,219,893	$—	$—	$784,219,893

Investments measured at NAV(a):
Common/collective trust funds: Stable value	64,119,535	—	—	64,119,535

Total investments at fair value	$848,339,428	$—	$—	$848,339,428

(a)Plan investments measured at net asset value per share (or its equivalent) as a practical expedient to fair value have not been classified in the fair value hierarchy. These amounts are being presented in the tables above to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.